Cost of sales of goods and services, without considering depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information of cost of sale of goods and services
(a)	The cost of sales of goods is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	31,797	31,938	49,206

Cost of production
Services provided by third parties	224,979	143,652	196,895
Consumption of materials and supplies	107,908	70,942	96,351
Direct labor	75,099	62,885	79,076
Short-term and low-value lease	31,309	16,289	20,784
Maintenance and repair	25,681	22,235	19,729
Electricity and water	17,657	36,504	44,583
Transport	17,449	12,234	16,341
Insurance	16,091	12,036	12,235
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	(5,471)	5,054	(2,143)
Other	17,263	11,916	11,755
Total cost of production of the period	527,965	393,747	495,606
Final balance of products in process and finished goods, net of depreciation and amortization	(30,031)	(31,797)	(31,938)
Cost of sales of goods, without considering depreciation and amortization	529,731	393,888	512,874

(b)	The cost of services is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Services provided by third parties	594	189	331
Electricity and water	556	668	589
Insurances	46	81	163
Maintenance and repair	31	55	186
Consumption of materials and supplies	11	20	497
Transport	9	87	148
Direct labor	—	371	1,231
Short-term and low-value lease	—	6	89
Other minor cost of services	22	77	144
	1,269	1,554	3,378

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information about cost of sales

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	US$(000)	US$(000)	US$(000)

Materials and supplies	698,246	581,658	693,292
Depreciation and amortization (see note 7 and 2(i))	471,759	451,001	523,512
Labor (a)	425,524	288,104	285,081
Third-party services	220,920	164,590	181,215
Energy	194,982	200,794	228,853
Cost related to COVID-19 pandemic (b)	89,050	95,702	—
Depreciation for right-of-use assets (see Note 7 and 10(b))	12,459	11,320	11,488
OEFA and OSINERGMIN contributions (c)	10,334	5,889	6,828
Variable lease payments, low-value and short-term leases	5,806	7,399	7,069
Change in finished goods inventory	(6,129)	10,391	(2,290)
Management fees	2,352	2,000	2,923
Change in work in process inventory	(16,609)	(49,575)	(23,427)
Other costs	46,394	39,982	47,033

	2,155,088	1,809,255	1,961,577

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information about cost of sales
(a)	This caption is made up as follows:

Schedule of incremental costs related to COVID-19 pandemic and care and maintenance

	For the year ended to	For the year ended to
	December 2021	December 31, 2020
	US$(000)	US$(000)

Personnel expenses (i)	20,251	11,446
Labor expenses (ii)	58	5,069
Incremental costs (iii)	—	27,157
	20,309	43,672

(i)	Expenses associated to the implementation of the COVID-19 Surveillance, Prevention and Control Plan as part of gradual resumption of operations. Refer to Note 1(c) for additional information.
(ii)	Represents mainly payroll premiums distributed to employees.
(iii)	Represents incremental costs associated with care and maintenance status as part of Peru’s declaration of a National Emergency as a result of the COVID-19 outbreak, which restricted the Company’s operations.